UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9-30-2006

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Frontier Investment Mgmt. Co.
Address:  8401 N. Central Expressway
          Suite 645
          Dallas, TX 75225

Form 13F File Number: 028-11060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard G. Sowden
Title:    Treasurer
Phone:    972-934-2590

Signature, Place, and Date of Signing:

     /s/ Richard G. Sowden           Dallas, TX               11/13/06
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          129

Form 13F Information Table Value Total:  $   253,296
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

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                COLUMN 1             COLUMN 2         COLUMN 3     COLUMN 4      COLUMN 5     COLUMN 6      COLUMN 7      COLUMN 8
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             NAME OF ISSUER       TITLE OF CLASS       CUSIP        VALUE        QUANTITY     DISCRETION      OTHER        VOTING
                                                                                                             MANAGERS     AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
A T & T Corp                        COM              00206R102     1,055,111      32,405 SHRS   SOLE            N/A         SOLE
Abbott Labs                         COM              002824100       315,640       6,500 SHRS   SOLE            N/A         SOLE
Advantage Energy Income Fund        COM              00762L101       123,246      10,020 SHRS   SOLE            N/A         SOLE
Altria Group Inc                    COM              02209S103     1,377,900      18,000 SHRS   SOLE            N/A         SOLE
American Standard Cos               COM              029712106     3,947,068      94,045 SHRS   SOLE            N/A         SOLE
Anheuser Busch Co Inc               COM              035229103     6,164,222     129,746 SHRS   SOLE            N/A         SOLE
Applied Materials Inc               COM              038222105       199,017      11,225 SHRS   SOLE            N/A         SOLE
Aquila Inc                          COM              03840P102        97,425      22,500 SHRS   SOLE            N/A         SOLE
Arch Capital Group Ltd              COM              G0450A105     4,392,746      69,188 SHRS   SOLE            N/A         SOLE
Bank of America Corp                COM              060505104       312,742       5,838 SHRS   SOLE            N/A         SOLE
Berkshire Hathaway Cl A             COM              084670108       479,000           5 SHRS   SOLE            N/A         SOLE
Berkshire Hathaway Cl B             COM              084670207     7,262,112       2,288 SHRS   SOLE            N/A         SOLE
Blackrock Ehncd Div Inc             COM              09251A104       238,400      16,000 SHRS   SOLE            N/A         SOLE
BP Plc                              COM              055622104       640,192       9,762 SHRS   SOLE            N/A         SOLE
Burlington Northern Santa Fe C      COM              12189T104     2,753,086      37,488 SHRS   SOLE            N/A         SOLE
Capitalsource Inc                   COM              14055X102     1,248,913      48,370 SHRS   SOLE            N/A         SOLE
Carmax Inc                          COM              143130102     4,709,059     112,900 SHRS   SOLE            N/A         SOLE
Centex Corp                         COM              152312104       221,004       4,200 SHRS   SOLE            N/A         SOLE
Chaparral Steel Co                  COM              159423102     3,814,856     112,004 SHRS   SOLE            N/A         SOLE
Chaparral Steel Co                  COM              159423102      -408,720     -12,000 CALL   SOLE            N/A         SOLE
Chaparral Steel Co                  COM              159423102       204,360       6,000 PUT    SOLE            N/A         SOLE
Charles Schwab Corp                 COM              808513105       264,726      14,781 SHRS   SOLE            N/A         SOLE
ChevronTexaco Corp                  COM              166764100       427,917       6,598 SHRS   SOLE            N/A         SOLE
Cintas Corp                         COM              172908105       738,778      18,094 SHRS   SOLE            N/A         SOLE
Cisco Systems                       COM              17275R102     5,267,361     229,215 SHRS   SOLE            N/A         SOLE
Citigroup                           COM              172967101       335,819       6,761 SHRS   SOLE            N/A         SOLE
Coca-Cola Co                        COM              191216100     4,789,311     107,191 SHRS   SOLE            N/A         SOLE
Comcast Corp A                      COM              20030N101     4,809,066     130,327 SHRS   SOLE            N/A         SOLE
Commerce Bancorp Inc                COM              200519106     3,152,706      85,881 SHRS   SOLE            N/A         SOLE
Commercial Metals Co                COM              201723103       745,751      36,682 SHRS   SOLE            N/A         SOLE
Conocophillips                      COM              20825C104       412,186       6,924 SHRS   SOLE            N/A         SOLE
Costco Whsl Corp                    COM              22160K105     5,169,911     104,064 SHRS   SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101     1,897,981      83,099 SHRS   SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101    -1,094,036     -47,900 CALL   SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101       427,108      18,700 PUT    SOLE            N/A         SOLE
Digital River Inc                   COM              25388B104       221,963       4,342 SHRS   SOLE            N/A         SOLE
Dollar General Stores               COM              256669102     3,486,308     255,782 SHRS   SOLE            N/A         SOLE
Durect Corp                         COM              266605104       651,654     158,940 SHRS   SOLE            N/A         SOLE
eBay Inc                            COM              278642103     4,096,602     144,450 SHRS   SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102     6,062,001      90,343 SHRS   SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102      -825,330     -12,300 CALL   SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102       328,790       4,900 PUT    SOLE            N/A         SOLE
Fidelity Natl Finl Inc              COM              316326107     1,832,435      43,996 SHRS   SOLE            N/A         SOLE
First Data Corporation              COM              319963104     4,171,593      99,324 SHRS   SOLE            N/A         SOLE
Gannett Co                          COM              364730101       580,405      10,213 SHRS   SOLE            N/A         SOLE
General Electric Corp               COM              369604103     1,965,493      55,680 SHRS   SOLE            N/A         SOLE
Genuine Parts Co                    COM              372460105       624,307      14,475 SHRS   SOLE            N/A         SOLE
Global Imaging Sys Inc              COM              37934A100       750,380      34,000 SHRS   SOLE            N/A         SOLE
Health Care Sector SPDR             COM              81369Y209     9,491,676     285,980 SHRS   SOLE            N/A         SOLE
Info Tech VIPERs                    COM              92204A702     3,026,587      61,205 SHRS   SOLE            N/A         SOLE
Intel Corp.                         COM              458140100     2,810,877     136,649 SHRS   SOLE            N/A         SOLE
Intel Corp.                         COM              458140100      -460,768     -22,400 CALL   SOLE            N/A         SOLE
Intel Corp.                         COM              458140100       271,524      13,200 PUT    SOLE            N/A         SOLE
Intergraph Corp                     COM              458683109       643,200      15,000 SHRS   SOLE            N/A         SOLE
Intl Bancshares Corp                COM              459044103     2,887,092      97,274 SHRS   SOLE            N/A         SOLE
Intl Business Machines              COM              459200101       766,699       9,357 SHRS   SOLE            N/A         SOLE
Introgen Therapeutics Inc           COM              46119F107       139,901      31,089 SHRS   SOLE            N/A         SOLE
iShares InvesTop Corp Bond          COM              464287242       207,784       1,945 SHRS   SOLE            N/A         SOLE
iShares Lehman 7-10 Yr Treasur      COM              464287440       383,165       4,612 SHRS   SOLE            N/A         SOLE
iShares Russell 1000 Index          COM              464287622       260,786       3,610 SHRS   SOLE            N/A         SOLE
Ivanhoe Mines Ltd                   COM              46579N103       313,000      50,000 SHRS   SOLE            N/A         SOLE
Jacuzzi Brands Inc                  COM              469865109     1,734,301     173,604 SHRS   SOLE            N/A         SOLE
Janus Capital Group Inc             COM              47102X105     5,414,768     274,583 SHRS   SOLE            N/A         SOLE
Johnson & Johnson                   COM              478160104     8,160,609     125,664 SHRS   SOLE            N/A         SOLE
LSB Bancshares Inc                  COM              502158108       281,069      16,485 SHRS   SOLE            N/A         SOLE
Lucent Technologies Inc             COM              549463107       490,948     209,807 SHRS   SOLE            N/A         SOLE
Mannatech Inc                       COM              563771104       221,500      12,500 SHRS   SOLE            N/A         SOLE
Markel Corp Hldg Co                 COM              570535104     5,733,635      13,962 SHRS   SOLE            N/A         SOLE
Merrill Lynch & Co Inc              COM              590188108       589,913       7,542 SHRS   SOLE            N/A         SOLE
MFS Municipal Inc Trust             COM              552738106       159,024      19,370 SHRS   SOLE            N/A         SOLE
Microsoft Corp.                     COM              594918104     7,415,415     271,130 SHRS   SOLE            N/A         SOLE
Microsoft Corp.                     COM              594918104      -473,155     -17,300 CALL   SOLE            N/A         SOLE
Morgan Stanley Muni Inc III         COM              61745P437       358,324      36,341 SHRS   SOLE            N/A         SOLE
Morgan Stanley Muni Prem Inc        COM              61745P429       192,470      20,028 SHRS   SOLE            N/A         SOLE
Motorola Inc                        COM              620076109       287,423      11,497 SHRS   SOLE            N/A         SOLE
Municipal High Income Fund          COM              626214100       159,920      20,346 SHRS   SOLE            N/A         SOLE
MuniEnhanced Fund Inc               COM              626243109       149,041      13,488 SHRS   SOLE            N/A         SOLE
Nuveen Divd Adv Muni Fund           COM              67066V101       763,239      50,213 SHRS   SOLE            N/A         SOLE
Nuveen Ins Prem Muni Incm Fund      COM              67062F100       597,860      46,131 SHRS   SOLE            N/A         SOLE
Nuveen Insd Div Adv Fund            COM              67071L106       307,602      20,700 SHRS   SOLE            N/A         SOLE
Nuveen Insd Muni Oppty              COM              670984103     2,418,539     163,415 SHRS   SOLE            N/A         SOLE
Nuveen Inss Qlty Muni Fund          COM              67062N103     1,781,764     121,788 SHRS   SOLE            N/A         SOLE
Nuveen Prem Incm Mun Fd             COM              67062T100       827,617      58,947 SHRS   SOLE            N/A         SOLE
Nuveen Prem Insd Muni               COM              670987106     1,126,176      76,663 SHRS   SOLE            N/A         SOLE
Orthologic Corp                     COM              68750J107        13,000      10,000 SHRS   SOLE            N/A         SOLE
P P G Industries Inc                COM              693506107       536,640       8,000 SHRS   SOLE            N/A         SOLE
PACCAR Inc                          COM              693718108     4,108,583      72,055 SHRS   SOLE            N/A         SOLE
Palm Harbor Homes Inc               COM              696639103     3,587,692     239,819 SHRS   SOLE            N/A         SOLE
Pepsico                             COM              713448108       245,063       3,755 SHRS   SOLE            N/A         SOLE
Pfizer Incorporated                 COM              717081103       482,925      17,028 SHRS   SOLE            N/A         SOLE
Pioneer Natural Res Co              COM              723787107     6,429,176     164,345 SHRS   SOLE            N/A         SOLE
Proctor & Gamble                    COM              742718109       207,092       3,341 SHRS   SOLE            N/A         SOLE
Putnam Invt Grade Muni T            COM              746805100       154,466      15,778 SHRS   SOLE            N/A         SOLE
Questar Corporation                 COM              748356102       327,080       4,000 SHRS   SOLE            N/A         SOLE
Quicksilver Resources Inc           COM              74837R104     1,698,739      53,252 SHRS   SOLE            N/A         SOLE
Regions Financial Corp              COM              7591EP100     8,686,119     236,100 SHRS   SOLE            N/A         SOLE
Seagate Technology                  COM              G7945J104       371,749      16,100 SHRS   SOLE            N/A         SOLE
Seagate Technology                  COM              G7945J104      -364,822     -15,800 CALL   SOLE            N/A         SOLE
Southwest Airlines                  COM              844741108       268,866      16,138 SHRS   SOLE            N/A         SOLE
Steak N Shake Company               COM              857873103     3,463,126     205,040 SHRS   SOLE            N/A         SOLE
Superior Industries Intl Inc        COM              868168105     2,428,674     144,650 SHRS   SOLE            N/A         SOLE
Sysco Corporation                   COM              871829107       736,101      22,006 SHRS   SOLE            N/A         SOLE
Texas Industries Inc                COM              882491103     3,378,694      64,900 SHRS   SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104       377,982      11,368 SHRS   SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104      -738,150     -22,200 CALL   SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104       681,625      20,500 PUT    SOLE            N/A         SOLE
Texas Utilities Co.                 COM              882848104       231,324       3,700 SHRS   SOLE            N/A         SOLE
Time Warner Inc                     COM              887317105       315,232      17,292 SHRS   SOLE            N/A         SOLE
Transocean Inc                      COM              G90078109       438,428       5,987 SHRS   SOLE            N/A         SOLE
Tyco Intl Ltd                       COM              902124106     3,025,879     108,106 SHRS   SOLE            N/A         SOLE
United Parcel Service B             COM              911312106     1,948,404      27,084 SHRS   SOLE            N/A         SOLE
United Parcel Service B             COM              911312106    -1,906,410     -26,500 CALL   SOLE            N/A         SOLE
United Parcel Service B             COM              911312106     1,906,410      26,500 PUT    SOLE            N/A         SOLE
Van Kampen Tr Inv Grd Munis         COM              920929106       152,327      10,237 SHRS   SOLE            N/A         SOLE
Vanguard Pacific Stock VIPERs       COM              922042866       225,288       3,600 SHRS   SOLE            N/A         SOLE
Wachovia Corp New                   COM              929903102     9,635,600     172,681 SHRS   SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103     7,154,196     145,057 SHRS   SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103     8,714,844     176,700 CALL   SOLE            N/A         SOLE
Walt Disney Co.                     COM              254687106     5,948,882     192,458 SHRS   SOLE            N/A         SOLE
Walt Disney Co.                     COM              254687106    -3,335,189    -107,900 CALL   SOLE            N/A         SOLE
Walt Disney Co.                     COM              254687106     3,353,735     108,500 PUT    SOLE            N/A         SOLE
Washington Mutual Inc               COM              939322103       236,868       5,449 SHRS   SOLE            N/A         SOLE
Washington Post Co                  COM              939640108     3,642,254       4,942 SHRS   SOLE            N/A         SOLE
Wells Fargo & Co New                COM              949746101    15,985,663     441,837 SHRS   SOLE            N/A         SOLE
Wells Fargo & Co New                COM              949746101    -2,416,824     -66,800 CALL   SOLE            N/A         SOLE
Wells Fargo & Co New                COM              949746101     4,204,116     116,200 PUT    SOLE            N/A         SOLE
Whirlpool Corp                      COM              963320106     3,467,646      41,228 SHRS   SOLE            N/A         SOLE
Wyeth                               COM              983024100       249,116       4,900 SHRS   SOLE            N/A         SOLE
XTO Energy Inc                      COM              98385X106     3,159,488      74,994 SHRS   SOLE            N/A         SOLE